STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS EQUITY

Common Stock

On February 28, 2012, the Company increased the number of authorized shares of capital stock to 400,000,000, and the number of authorized shares of common stock to 395,000,000 and effected a one-for-eight reverse stock split. All share and per share amounts and calculations in this report reflect the one-for-eight reverse stock split.

On February 28, 2012, the Company issued 1,904,338 common shares to Alexej Ladonnikov as payment in full for his 20% ownership of the Note ($200,000) and its related accrued interest ($28,521).

On February 28, 2012, the Company issued 7,274,812 common shares to DermaStar as payment in full for its 80% ownership of the Note ($800,000), its related accrued interest ($114,082) and $56,087 in the Company’s accounts payable.

On April 20, 2012, the Company entered into a Securities Purchase Agreement with certain accredited investors relating to the sale and issuance of an aggregate of 10,058,455 shares of its common stock and warrants to purchase up to 2,514,642 shares of its common stock at an exercise price of $1.185 per share, for an aggregate purchase price of approximately $7,950,000 (the “April Private Placement”). The April Private Placement closed on April 25, 2012, and the Company received proceeds, net of offering costs, of approximately $7,930,000.

On April 25, 2012, the Company converted debt totaling $762,534 (including accrued interest of $12,534) owed to DermaStar, a related party, into 965,233 shares of the Company’s common stock and a related warrant to purchase 241,308 shares of the Company’s common stock at an exercise price of $1.185 per share on the same terms as the issuance of such securities in the April Private Placement (see Note 3).

On August 30, 2012, the Company entered into a License Agreement (the “PCCA License Agreement") and a Stock Purchase Agreement (the “PCCA Purchase Agreement”) in a strategic transaction with PCCA (the “PCCA Transaction”). Pursuant to the terms of the PCCA Purchase Agreement, on August 31, 2012, the Company issued and sold to PCCA 4,163,414 shares of its common stock at a per share purchase price of $0.96075, for aggregate proceeds, net of offering costs, of approximately $3,980,000.

Preferred Stock

At September 30, 2012, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized and no shares of preferred stock issued and outstanding.

Series A Preferred Stock - Converted

On December 12, 2011, the Company issued 10 shares of Series A Preferred Stock to DermaStar, a related party, in a private placement. The Series A Preferred Stock has the rights and preferences identified in the Certificate of Designation to our Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on December 9, 2011. Among other things, the Certificate of Designation (i) authorizes 10 shares of the Company’s preferred stock to be designated as “Series A Convertible Preferred Stock”; (ii) grants the holders of the Series A Preferred Stock the right to convert into our common stock at a conversion price of approximately $0.013336, as adjusted; (iii) grants a liquidation preference of $10,000 per share of Series A Preferred Stock; (iv) provides that the holders of Series A Preferred Stock shall vote with the holders of our common stock on an “as converted basis”; and (v) provides that the affirmative vote of a majority of the outstanding shares of the Series A Preferred Stock is required to approve certain corporate matters including, among other things, changes to the rights of the holders of the Series A Preferred Stock, amendments to our Amended and Restated Certificate of Incorporation or Bylaws, issuance of priority or parity securities, issuance of debt securities, entry into certain fundamental transactions and increase or decrease in the size of our Board of Directors.

On June 29, 2012, DermaStar converted the 10 shares of Series A Preferred Stock held by it into 7,498,500 shares of the Company’s common stock. In connection with the conversion, the Company paid to DermaStar $200,000 as partial consideration for the conversion pursuant to a conversion agreement. Immediately following the conversion of the Series A Preferred Stock, all 10 shares were retired to our treasury and cancelled. The Company recognized the $200,000 payment as additional consideration transferred in the transaction in excess of the fair value of the consideration issuable in accordance with the original conversion terms. As a result, the cash payment to DermaStar was recorded as a deemed preferred stock dividend. Accordingly, the Company recorded a deemed preferred stock dividend at the date of conversion, June 29, 2012, totaling $200,000, which represents an increase to reported net loss in arriving at net loss attributable to common stockholders.

Restricted Stock Units (“RSUs”)

RSU awards are granted subject to certain restrictions, including performance based conditions. The grant-date fair value of the RSUs, which has been determined based upon the market value of the Company’s shares on the grant date, is expensed over the vesting period.

On July 18, 2012, the Company granted to Mr. Baum, in connection with his services as the Chief Executive Officer, 800,000 RSUs pursuant to a Stand-alone Restricted Stock Unit Agreement (the “Baum RSUs”) outside of the Company’s 2007 Incentive Stock and Awards Plan (as amended on November 5, 2008, January 25, 2012 and July 18, 2012) (the “Plan”).  The Baum RSUs are subject to certain performance-based vesting criteria, such that 200,000 RSUs will vest upon the satisfaction of each of the following events:  (i) successful completion of a financing that results in aggregate cash proceeds to the Company of at least $5,000,000 at any time following the effective date of the grant; (ii) the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor; (iii) the Company submits a New Drug Application for Impracor to the U.S. Food and Drug Administration; and (iv) the Company enters into a definitive license, collaboration or similar agreement for Impracor that would reasonably be expected to generate cash flow for the Company.  The Baum RSUs vest in full upon a change in control of the Company. The Company has accounted for the Baum RSU based on an assumption of the full satisfaction of its performance-based vesting criteria..

On July 18, 2012, the Company granted to Dr. Kammer, in connection with his services as a consultant and advisor to the Company, 200,000 RSUs, pursuant to a Stand-alone Restricted Stock Unit Agreement (“Kammer RSUs”) outside of the Plan.  The Kammer RSUs are subject to certain performance-based vesting criteria, such that all 200,000 RSUs will vest when the Company meets the primary endpoints of its Phase 3 clinical studies for its drug candidate, Impracor.  The Kammer RSUs vest in full upon a change in control of the Company. The Company has accounted for the Kammer RSU based on an assumption of the full satisfaction of its performance-based vesting criteria. In accordance with accounting guidance for share-based compensation to consultants, the unvested portion of the Kammer RSUs will be revalued on an interim basis until the performance-based vesting criteria is met. Once the performance-based vesting criteria is met, the fair value and total expense amount of the Kammer RSUs will be calculated based on the market value of the Company’s common stock that day. On the date of issuance, July 18, 2012, the Kammer RSUs were valued at $130,000, and as of September 30, 2012, the revalued estimated fair value of the Kammer RSUs was $380,000.

A summary of the Company’s RSU activity and related information for the nine months ended September 30, 2012 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested – January 1, 2012	—	$—
RSUs granted	1,000,000	0.65
RSUs vested	—	—
RSUs cancelled	—	—
Unvested - September 30, 2012	1,000,000	$0.65

The grant-date fair value of RSUs granted during the nine month period ended September 30, 2012 was approximately $650,000. As of September 30, 2012, the total unrecognized compensation expense related to unvested RSUs was approximately $685,000 (including recognized and unrecognized expenses of the revalued fair value of the Kammer RSUs) which is expected to be recognized over a weighted-average period of 1 year, based on estimated vesting schedules.

Stock Option Plan

On September 17, 2007, the Company’s Board of Directors and stockholders adopted the Plan, which, as of September 30, 2012, provided for the issuance of a maximum of an aggregate of 12,000,000 shares of the Company’s common stock. The purpose of the Plan is to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons in the Company’s development and financial success. Under the Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Internal Revenue Code, non-qualified stock options and restricted stock. The Plan will be administered by the Company’s Board of Directors until such time as such authority has been delegated to a committee of the Board of Directors. On January 25, 2012, our stockholders approved an amendment to the Plan to increase the number of shares available for issuance under the Plan from 375,000 to 3,750,000 and to modify the definition of “fair market value” under the Plan, among other things. The approval became effective on February 26, 2012. Effective as of July 18, 2012, our board of directors and stockholders holding a majority of the Company’s outstanding voting power approved a further amendment to the Plan to increase the number of shares available for issuance under the Plan from 3,750,000 to 12,000,000 and to increase the per person limit on the maximum number of shares of the Company’s common stock that may be granted to an individual under the Plan in a calendar year.

A summary of the Plan activity for the nine months ended September 30, 2012 is as follows:

	Number of shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding - December 31, 2011	150,152	$9.68
Options granted	5,060,616	0.73
Options exercised	—
Options cancelled	(718,750)	0.67
Options outstanding - September 30, 2012	4,492,018	$1.04	5.01	$5,072,416
Options exercisable - September 30, 2012	1,847,652	$1.45	5.59	$2,038,108
Options vested and expected to vest - September 30, 2012	4,227,582	$1.06	5.04	$4,768,985

The aggregate intrinsic value in the table above represents the total pre-tax amount of the proceeds, net of exercise price, which would have been received by option holders if all option holders had exercised and immediately sold all options with an exercise price lower than the market price on September 28, 2012, based on the closing price of the Company’s common stock of $1.90 on that date.

On January 25, 2012, the Board approved the grant to Dr. Balbir Brar, the Company’s President, of an option to purchase 1,125,000 shares of common stock under the Plan. The exercise price of the option is $0.736 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Brar continues to be employed by the Company as of the applicable vesting date.

On January 25, 2012, in connection with a senior advisory agreement, the Board approved the grant to Dr. Paul Finnegan, a director, an option to purchase up to 625,000 shares of common stock under the Plan. The exercise price of the option is $0.64. The option was originally scheduled to vest as follows: 250,000 shares on January 6, 2013, 250,000 shares on January 6, 2014 and 125,000 on January 6, 2015. On May 9, 2012, the Company entered into a termination agreement to terminate its senior advisory agreement with Dr. Finnegan, and, in connection therewith, entered into an amendment to Dr. Finnegan’s option agreement. The amendment to the option agreement modifies the vesting schedule of the option to provide that 40% of the shares covered by the grant will vest on September 30, 2012, 40% will vest on March 31, 2013 and 20% will vest on September 30, 2013, provided that Dr. Finnegan is serving as a director, employee or consultant at the time of such vesting. In connection with the termination of the senior advisory agreement, the option agreement was also modified to provide for the issuance of the option as compensation for Dr. Finnegan’s services as a director rather than a consultant. This option is accounted for as an employee stock option agreement, the final valuation of the option was determined at the date of modification and the remaining expense of the option agreement will be recognized ratably over the remaining vesting periods in accordance with the modified terms.

On January 25, 2012, the Board approved a one-time stock option grant to Mr. Baum, the Company’s current Chief Executive Officer and a director, to purchase up to 625,000 shares of the Company’s common stock under the Plan. The option was issued to Mr. Baum for his uncompensated services as Chairman of the Board and significant ongoing services related, but not limited to, the Company’s emergence from Chapter 11 bankruptcy protection, negotiation with creditors, pursuit of additional financing opportunities and hiring of executive officers. The option vests in twelve equal monthly periods, commencing on January 25, 2012 and ending on January 25, 2013 and has an exercise price of $0.48.

On January 25, 2012 the Board approved the grant to Andrew R. Boll, the Company’s Vice-President of Accounting and Public Reporting, of an option to purchase up to 75,000 shares of common stock under the Plan, which option was granted on February 1, 2012, the commencement date of Mr. Boll’s employment with the Company. The exercise price of the option is $0.736 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Mr. Boll continues to be employed by the Company as of the applicable vesting date.

On January 25, 2012 the Board approved the grant to Dr. Joachim Schupp, the Company’s Chief Medical Officer, of an option to purchase up to 375,000 shares of common stock under the Plan, which option was granted on February 15, 2012, the commencement date of Dr. Schupp’s employment with the Company. The exercise price of the option is $0.72 and the option vests as follows: 1/36th of the unvested shares will vest on each of the 36 monthly periods following the date of the grant provided Dr. Schupp continues to be employed by the Company as of the applicable vesting date.

On April 1, 2012, the Board of Directors approved the issuance of options to purchase 125,000 shares of the Company’s common stock to each of the Company’s directors, including the Company’s employee and non-employee directors, under the Plan.  Each of the options has an exercise price of $0.90 per share.  The options have a term of five years and vest quarterly over a one year period, such that the option to purchase 31,250 shares vests on each of June 30, 2012, September 30, 2012, December 31, 2012 and March 31, 2013.

On April 1, 2012, in recognition and consideration for his services as a director to the Company during 2010 and 2011, the Board approved the issuance to Dr. Jeff Abrams of an additional option to purchase 300,000 shares of the Company’s common stock with an exercise price of $0.90 per share under the Plan.  The option has a ten year term and vests monthly over a one year period.

On April 1, 2012, the Company granted to Mr. Baum an option to purchase up to 300,000 shares of the Company’s common stock at an exercise price of $0.90 per share under the Plan .  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty four months thereafter.

Effective as of the close of business on July 25, 2012, Dr. Brar submitted his resignation as a director on the Board of Directors of the Company. Dr. Brar continues in his capacity as the President of the Company. At the time of his resignation as a director, options to purchase 31,250 shares had vested under Dr. Brar’s April 1, 2012 option grant related to his Board service, and all unvested shares subject to the option were forfeited. Dr. Brar was granted an extension of 240 days from his resignation date to exercise the 31,250 vested shares.

On July 26, 2012, the Board of Directors of the Company appointed Stephen G. Austin, CPA, as a new director on the Board of Directors of the Company. In connection with his appointment as a director, the Board approved the issuance to Mr. Austin of an option to purchase up to 85,616 shares of the Company’s common stock under the Plan. Such option has an exercise price of $0.90 per share, has a term of five years, and vests monthly over a period of one year commencing on January 1, 2013.

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to employees and directors during the nine months ended September 30, 2012:

Nine Months Ended September 30, 2012
Weighted-average fair value of options granted	$0.65
Expected terms (in years)	2.5-5.5
Expected volatility	219-360%
Risk-free interest rate	0.31-1.03%
Dividend yield	—

Effective April 1, 2012, the Company entered into an advisory agreement with director Dr. Robert Kammer (the “Advisory Agreement”) pursuant to which Dr. Kammer will provide certain services to the Company in addition to his services as a director, including, but not limited to, providing management and advice regarding the operations of the registration clinical trials including start-up and on-going clinical operational and development activities, manufacturing and quality control of the clinical and commercial supplies, project and operational management, assistance in the identification of new drug delivery technologies that may be available for acquisition or license and assistance in the development of the Company’s intellectual property. As part of Dr. Kammer’s compensation under the Advisory Agreement, the Company granted to Dr. Kammer on April 1, 2012 an option to purchase up to 300,000 shares of the Company’s common stock at an exercise price of $0.90 per share under the Plan.  The option terminates on March 31, 2017 and vests over a two year period, with 75,000 options vesting immediately upon issuance and an additional 9,375 options vesting monthly for the next twenty four months thereafter. In accordance with accounting guidance for share-based compensation to consultants, the unvested portion of the option will be revalued on an interim basis until the termination of the Advisory Agreement. The Advisory Agreement is to terminate on the earlier of the completion of the services or the second anniversary of the date of the agreement. As of September 30, 2012, the revalued aggregate estimated fair value of the stock option, based on the Black-Scholes-Merton pricing model, was $338,420.

The table below illustrates the fair value per share determined by the Black-Scholes-Merton option pricing model with the following assumptions used for the grants issued to consultants during the nine months ended September 30, 2012:

Nine Months Ended September 30, 2012
Weighted-average fair value of options granted	$1.46
Expected terms (in years)	4.50-5.00
Expected volatility	306% - 361%
Risk-free interest rate	0.62%-1.03%
Dividend yield	—

The Company’s outstanding options have been granted to the employees, directors and consultants at exercise prices that range from $0.48 to $16.00, the estimated fair market value of the common stock on the dates of issuance. These options have expiration dates that range from 4 – 10 years from their grant date and vest immediately, monthly, quarterly, or on an annual basis for a period of up to five years. The Company uses the Black-Scholes-Merton option pricing model to estimate the grant-date fair value of share-based awards. The Black-Scholes-Merton model requires subjective assumptions regarding future stock price volatility and expected time to exercise, along with assumptions about the risk-free interest rate and expected dividends, which affect the estimated fair values of the Company’s stock-based awards. The expected term of options granted was determined in accordance with the “simplified approach” as the Company has limited historical data on employee exercises and post-vesting employment termination behavior. The expected volatility is based on the historical volatilities of the common stock of the Company. The risk-free rate selected to value any particular grant is based on the U.S. Treasury rate that corresponds to the expected term of the grant effective as of the date of the grant. The Company used 0% as an expected dividend yield assumption. These factors could change in the future, affecting the determination of stock-based compensation expense in future periods. Utilizing these assumptions, the fair value is determined at the date of grant.

The Company issued options to purchase up to 5,060,616 shares of the Company’s common stock during the nine months ended September 30, 2012. The weighted average fair value per share of grants issued during the nine months ended September 30, 2012 was $0.65.

As of September 30, 2012, there was approximately $1,800,000 of total unrecognized compensation expense related to unvested stock options under the Plan. That expense is expected to be recognized over the weighted-average remaining vesting period of 1.42 years.

Other Stock Based Compensation

As additional compensation to Dr. Kammer under his Advisory Agreement, Dr. Kammer is to be compensated $10,000 per month in the form of common stock issued outside of the Plan based on a $0.90 price per share being allocated to each dollar of payment due to Dr. Kammer. Upon the completion of a financing transaction yielding not less than $15 million to the Company, Dr. Kammer may unilaterally choose to be paid in either cash or common stock, based on the same $0.90 price per share. Dr. Kammer and the Company have agreed that the common stock issuable to Dr. Kammer as compensation under his advisory agreement is to be accrued and issued on a quarterly or annual basis; accordingly, as of the date hereof no such shares have been issued to Dr. Kammer. The balance due to Dr. Kammer at September 30, 2012 under the Advisory Agreement was $71,667 (share equivalent of 66,667 common shares) and is included in accounts payable and accrued expenses in the accompanying unaudited condensed consolidated balance sheet.

Preferred Stock

At December 31, 2011, the Company had 5,000,000 shares of preferred stock, $0.001 par value, authorized and 10 shares issued and outstanding.

On December 9, 2011, the Company filed a Certificate of Designation to its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware (the “Certificate of Designation”), setting forth the rights and preferences of the Series A Preferred Stock.  Among other things, the Certificate of Designation (i) authorizes 10 shares of the Company’s preferred stock to be designated as “Series A Convertible Preferred Stock” (“Series A Preferred Stock”); (ii) grants the holders of the Series A Preferred Stock the right to convert into the Company’s Common Stock at a conversion price of approximately $0.013336, as adjusted; (iii) grants a liquidation preference of $10,000 per share of Series A Preferred Stock; (iv) provides that the holders of Series A Preferred Stock shall vote with the holders of the Company’s common stock on an “as converted basis”; and (v) provides that the affirmative vote of a majority of the outstanding shares of the Series A Preferred Stock is required to approve certain other corporate matters including, among other things, changes to the rights of the holders of the Series A Preferred Stock, amendments to the Company’s Certificate of Incorporation or Bylaws, issuance of priority or parity securities, issuance of debt securities, entry into certain fundamental transactions and increase or decrease the size of the Board of Directors of the Company.

In partial consideration for and in connection with the Line of Credit Agreement described in Note 5, on November 21, 2011, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with DermaStar, pursuant to which the Company agreed to issue 10 shares of newly-designated Series A Preferred Stock to DermaStar for an aggregate purchase price of $100,000.   The Purchase Agreement, as amended, became effective on December 9, 2011, in connection with the dismissal of the Chapter 11 Case by the Bankruptcy Court.  On December 12, 2011, the Company and DermaStar consummated the transactions contemplated by the Purchase Agreement.  On December 31, 2011 and made effective November 21, 2011, the Company entered into a First Amendment to Securities Purchase Agreement (the “Amendment”). Pursuant to the terms of the Amendment, DermaStar agreed not to convert more than 5 shares of Series A Preferred Stock into common stock until such time as the Company has a sufficient number of authorized shares of common stock to enable the conversion of all ten shares of Series A Preferred Stock held by DermaStar. The five shares of preferred stock can be converted into 7,498,500 shares of common stock, which represents approximately 65% of the capital stock of the Company on an as-converted basis.

The Company recorded a beneficial conversion feature of $100,000 to the preferred share purchase and recorded a preferred stock discount. As the preferred shares do not have a stated redemption date, the associated discount was amortized from the date of issuance to the earliest possible conversion date, which is the date of issuance and recognized as a deemed dividend to the preferred stockholders using the effective yield method. Accordingly, the Company recorded non-cash accretion of preferred stock deemed dividend totaling $100,000 in 2011, which represents an increase to reported net loss in arriving at net loss attributable to common stockholders and additional paid-in capital by a corresponding $100,000. The non-cash accretion of the preferred stock deemed dividend does have an effect on net loss or cash flows for the year ended December 31, 2011.

Upon issuance of the Series A Preferred Stock, DermaStar, and its members individually, became control persons of the Company. Also Dr. Robert J. Kammer, a director of the Company, and Mark L. Baum, Esq., Executive Chairman of the Company, are managing members and partial owners of DermaStar.

Common Stock

The following is a summary of common stock and capital contribution transactions from inception through December 31, 2011:

-	In fiscal year 1998, the Company recorded capital contributions of $100,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 1999, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2000, the Company issued 117,188 shares of common stock at a price of $0.0512 per share for proceeds of $6,000. Also, recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2001, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	In fiscal year 2002, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2003, the Company recorded capital contributions of $200,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2004, the Company recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2005, the Company issued 308,594 shares of common stock at a price of $0.0512 per share for gross proceeds of $15,800 for common stock purchases and stock option exercises. The Company received additional capital contributions in cash of $14,200 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-

In fiscal year 2006, the Company issued 46,875 shares of common stock at a price of $0.0512 per share for gross proceeds of $2,400. The Company received additional capital contributions in cash of $48,600 from the Company’s stockholders and recorded capital contributions of $400,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company issued 498,047 shares of its common stock at a price of $0.0512 per share for proceeds of $25,750, which includes the issuance of 31,250 shares upon the exercise of a warrant and 7,813 shares upon exercise of stock options. Also, prior to the Merger, the Company received capital contributions of $105,907 from the Company’s stockholders and recorded capital contributions of $175,000 (the estimated fair value of the services contributed) in connection with services contributed by stockholders, which is recorded respectively in selling, general and administrative and research and development expenses in the accompanying consolidated statements of operations.

-	Prior to the Merger during fiscal year 2007, the Company recorded additional paid-in capital of $241,701 related to the forgiveness of Stockholders’ Notes (see Note 5).

-	In August 2007, the Company issued a restricted stock grant to an executive of the Company for 195,313 shares of the Company’s common stock.

-	In connection with the Merger in 2007, 231,249 of Imprimis common shares remained outstanding (see Note 3).

-	Concurrent with the Merger in 2007, the Company sold 258,979 shares of common stock for net proceeds of $3,837,791 ($4,143,667 gross) through a private placement (the “Private Placement”). In addition, the investors received warrants to purchase 64,745 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00 per share, respectively. In connection with the Private Placement, the Company incurred placement agent fees and other related expenses totaling $342,105 (of which $36,229 was paid in fiscal year 2008 and netted with the 2008 private placement discussed below) and issued warrants to purchase up to 33,750 shares of common stock for a period of three years at cash and cashless exercise price of $32.00 and $40.00 per share, respectively.

-	Concurrent with the Merger in 2007, the Company issued 191,272 shares of common stock related to the conversion of the 2007 Notes and accrued interest of $1,530,177 (see Note 5). Also, the Company recorded a debt discount of $1,530,177 related to the 2007 Notes (see Note 5).

-	In September 2007, the Company entered into three, one-year consulting agreements with three separate firms to provide services related to investor communications. In the aggregate, 34,375 shares of common stock were issued in accordance with the terms of the agreements along with a warrant to purchase 2,344 shares of common stock for a period of five years at a cash and cashless exercise price of $32.00 and $40.00, respectively. The fair value of the stock and warrants were valued at $550,000. The estimated costs of the consulting agreements, including the stock, warrants and non-refundable fee were amortized over the one-year terms.

-	On May 12, 2008, the Company sold 227,273 shares of common stock for net proceeds of $3,941,301 ($4,000,000 gross) through a follow-on private placement (the “Follow-on Private Placement”) to accredited investors. In addition, the investors received warrants to purchase 28,409 shares of common stock for a period of five years at a cash and cashless exercise price of $35.20 and $44.00 per share, respectively. In connection with the Follow-On Private Placement, the Company incurred expenses of $22,470, which was recorded as a reduction of additional paid-in capital, and the gross proceeds were also netted with $36,229 related to the 2007 private placement that was paid in 2008.

-	In 2008, in connection with the termination of certain consulting agreements entered into in 2007 and 2008, 10,321 shares of common stock were forfeited at a value that was reversed of $135,136. The Company also decreased additional paid-in capital and consulting expense by $70,000 because of the remeasurement of certain consulting agreements. Additionally, during 2008, the Company entered into an agreement with an investor relations firm (“IR Firm”). Pursuant to the agreement with the IR Firm, the Company issued 8,583 shares of common stock during 2008 at a value of $85,833. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a three-year warrant to purchase 625 shares of the Company’s common stock at a cash and cashless price of $16.00 per share. The fair value of the warrant, determined based on the Black-Scholes pricing model, was valued at $1,310. The net amount of shares forfeited during 2008 from consulting agreements and the IR Firm was (13,901) and the net expense reversed and charged to additional paid-in capital was ($117,993).

-	On November 21, 2008, the Company issued a restricted stock grant to a director of the Company for 3,125 shares of the Company’s common stock. The restricted stock grant vested over a one-year period.

-	During 2009, in connection with the agreement with the IR Firm, the Company issued 5,722 shares of common stock valued at $50,356. In a separate agreement, the Company entered into a consulting agreement in which the Company issued a stock option to purchase 6,250 shares of the Company’s common stock at an exercise price of $7.92 per share. The fair value of the option, determined based on the Black-Scholes pricing model, was recorded as $14,434. In another agreement, the Company entered into a consulting agreement in which the Company issued stock options to purchase 5,938 shares of the Company’s common stock at an exercise price of $12.80 per share. The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $56,665. The total value of common stock, warrants and options recorded during 2009 was $121,455.

-	In August 2009, the Company issued 6,250 shares of common stock at a price of $7.92 per share for gross proceeds of $49,500 for stock option exercises.

-	In June 2010, the Company entered into two separate agreements with an investor relations firm and a financial advisory services firm (collectively “the firms”) in order to provide certain investor relations and advisory services to the Company for a period of one year. In exchange for such services, the Company issued 25,000 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $208,000 and recorded as prepaid consulting fees upon issuance) to the firms as a prepayment of services to be received over a three-month period. The Company agreed to suspend the services related to these agreements, therefore, at this time no additional shares of common stock will be issued to the firms. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the stock of $208,000. On August 13, 2010, the Company entered into a consulting agreement in which the Company issued stock options to purchase 201,217 shares of the Company’s common stock at an exercise price of $8.56 per share (see Note 7). The fair value of the options, determined based on the Black-Scholes pricing model, was recorded at $132,300. In September 2010, the Company entered an agreement with an investor relations firm in order to provide certain investor relations services to the Company for a period of six months. In exchange for such services, the Company issued 3,750 shares, in the aggregate, of its unregistered common stock, of which all shares were nonforfeitable (valued at $27,600 and recorded as prepaid consulting fees upon issuance) to the investor relations firm as a prepayment of services to be received for the initial three-month period of the agreement. The agreement was terminated by the Company during November 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation related to the restricted stock of $27,600. The total number of shares issued to consultants during 2010 was 230,000 and the total value of common stock and options issued to consultants during 2010 was $367,900.

-	On October 20, 2010, the Company appointed John N. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company. Dr. Bonfiglio was also appointed as a director on the Company’s Board. The Board granted Dr. Bonfiglio a stock option for 50,000 shares of common stock and issued 6,250 shares of restricted common stock in accordance with the Company’s 2007 Incentive Stock and Awards Plan. The stock option and the restricted common stock vested as follows: 25% of the option shares and the restricted stock vested immediately upon grant, with the balance of the option shares and the restricted stock vesting in equal monthly installments over the next 36 months beginning 30 days after the grant date. The restricted stock was valued at $6.40 per share, the reported closing price of the Company’s common stock on October 20, 2010. For the year ended December 31, 2010, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $12,083.

-	On May 13, 2011, the Board accepted the resignation of Dr. Bonfiglio, Ph.D. as Chief Executive Officer and President of the Company and as a director on the Board. As a result of Dr. Bonfiglio’s resignation, of the 6,250 shares of restricted stock awarded to him, 2,344 shares had vested and 3,906 shares were returned to treasury and cancelled effective his date of resignation. For the year ended December 31, 2011, the Company recorded stock-based compensation expense related to the issuance and partial vesting of the restricted stock award of $3,332.

-	On October 5, 2011, the Company issued 37,500 stock options to former employees, valued at $11,400 (see Note 7).

For the year ended December 31, 2011, the Company recorded $177,421 of stock-based compensation expense for employee options, $11,400 of compensation expense to employees paid in stock options in lieu of cash and $3,332 of stock-based compensation expense related to the vesting of restricted stock (total expense of $192,153). For the year ended December 31, 2010, the Company recorded $535,812 of stock-based compensation expense for employee options, $12,083 of stock-based compensation expense related to the vesting of restricted stock, $132,300 of expense for stock options issued for consulting services (total expense of $680,195 related to stock options and restricted stock for employees and consultants) and $235,600 of expense for stock issued for consulting services. For the period from Inception through December 31, 2011, the Company recorded stock-based compensation expense for employees, directors and consultants of $2,128,816, respectively, for options and restricted stock granted and vested. The expense for options and restricted stock issued to employees and consultants included in selling, general and administrative expenses and research and development expenses for the years ended December 31, 2011 and 2010 and the period from inception through December 31, 2011 is $154,399 and $37,754, $579,592 and $100,603, and $1,514,145, and $614,671, respectively. For the years ended December 31, 2011 and 2010 and for the period from Inception through December 31, 2011, the Company amortized $0, $235,600 and $807,608, respectively, of prepaid consulting fees which is included as part of selling, general and administrative expenses.